Long-Term Debt - 345 Million Term Loan Facility (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 30, 2013 USD ($)
Long-Term Debt
Revolving credit facility amount				$ 20,000
$345 million loan facility
Long-Term Debt
Loan facility amount	$ 345,000	$ 345,000	$ 345,000
Number of consecutive quarterly installments | item	20
Balloon payment to be paid	$ 220,000
Minimum liquidity of Partnership		15,000
Revolving credit facility amount		250,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining		1,500
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining		$ 1,000
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio for Partnership		2.50%
Maximum market value of vessels as percentage of outstanding loan (in percent)		125.00%
$345 million loan facility | SOFR
Long-Term Debt
Credit adjustment spread ("CAS") percentage	0.26161%
Interest margin percentage	2.05%